CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, no par value
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	1,200,000,000	1,200,000,000
Common stock, issued	356,800,000	365,300,000